Acquisitions (Details) - Acquisition of Comex US Canada Business [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 16, 2013
Business Acquisition [Line Items]
Recognized intangible assets		$ 4,696
Administrative [Member]
Business Acquisition [Line Items]
Realized gain on final asset valuations	$ 6,198